Prepaid Expenses and Other Assets	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Assets
4 — Prepaid Expenses and Other Assets
Prepaid expenses and other assets, current and long-term, consist of:

	Year Ended December 31,
	2021	2020
	in thousands
Prepaid sales, general and administrative expenses	$18,004	$11,661
Prepaid SaaS implementation costs	16,318	15,369
Fixed income investments	10,785	—
Contract costs	4,160	2,749
Media content	3,335	—
Other	8,118	5,044

Prepaid expenses and other assets	$60,720	$34,823